                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                     May 3, 1999
Fellow Partner:

     Our Fund earned $0.96 per share of net investment income in the three months ended March 31, 1999, as compared to $0.92 per share in the same period of 1998.

     After providing for the $0.85 per share distribution of ordinary income and the $0.0546 distribution of 1998 capital gain to partners of record on March 30, 1999, the net asset value per partnership share at March 31, 1999 was $349.95, again a record quarter-end high.

     Securities purchased since our last report were: 17,100 shares of Lowe's Companies, Inc., 12,500 shares of MCI WORLDCOM, INC., and 35,000 shares of Staples, Inc. Shares received from stock splits were: 49,622 shares of IMS Health, Inc., 101,234 shares of McDonald's Corporation, 203,995 shares of Merck & Company, Inc. and 27,700 shares of Microsoft Corp.

     The accompanying Investment Adviser's Report provides a comparison of our Fund's recent performance to that of the Dow Jones Industrial Average and the Standard & Poor's 500 Index.

     Your comments or questions about Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,
                                           /s/ Robert R. Fortune

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

US MARKET OVERVIEW

     US equity performance was mixed during the first quarter of 1999. Large cap stocks, as measured by the Russell 1000 Index, gained 4.12% while small cap stocks, represented by the Russell 2000 Index, fell 5.42%. More notably, the Dow Jones Industrial Average reached the 10,000 level for the first time, while the S&P 500 Index gained 4.96%.

     Once again, growth stocks significantly outperformed value stocks. The Russell 1000 Growth Index gained 6.36% versus a 1.43% return for its value counterpart. The style differential was even more pronounced at the smaller end of the market, where growth stocks outperformed value stocks by just over 800 basis points. First quarter returns represent the second largest underperformance by small stocks since the inception of the Russell 2000 Index in 1979. The largest difference was in the third quarter of 1990 when the S&P 500 Index outperformed the Russell 2000 Index by 10.5%.

     The Internet phenomenon continued unabated during the first quarter. Led by America Online's return of almost 90%, Internet stocks significantly boosted the returns of the large cap benchmarks. However, the overall impact of Internet stocks has been strongest at the smaller end of the market, where they contributed 315 basis points to the Russell 2000 Index return. Of the 25 best performing companies within the index, 20 were Internet issues. Of these 20 companies, 13 gained over 100% during the first quarter alone.

     The narrowness of the market's gains may concern investors, as a relatively small group of large cap and Internet-related stocks accounted for much of the market's strength over the past three months. However, the S&P 500 Index has had annual returns over 10% on a price only basis 9 times since 1985. In each of those years, the top 10 constituents (2% of the stocks) of the Index contributed at least 20% of the return. In several years, they contributed nearly 40%. So this recent "narrow breadth" is not unusual and does not necessarily signal the end of a bull market. Over the last few years, the market has also been characterized by dominant performance of growth stocks versus value stocks across the capitalization range. This trend has continued although some value groups, most notably energy and financials, have performed well.

     The Fund's performance was helped by overweight in the strong performing capital goods sector and underweights in the poorly performing utilities and consumer staples sectors. Performance was hurt by overweight in the poorly performing consumer cyclicals and healthcare sectors and underweights in the strong technology sector.

                            COMPARATIVE PERFORMANCE

                                                             THREE MONTHS    THREE MONTHS
                                                                ENDED           ENDED
                                                               03/31/98        03/31/99
                                                             ------------    ------------
Chestnut Street Exchange Fund..............................     12.40%          0.95%
Dow Jones Industrial Average...............................     11.75%          7.02%
Standard & Poor's 500 Index................................     13.96%          4.96%

April 30, 1999                    BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                                 MARCH 31, 1999
                                  (UNAUDITED)

  SHARES                                       VALUE
----------                                  ------------
COMMON STOCKS--99.4%
             AUTO & AUTO PARTS--0.4%
    61,948   Genuine Parts Company......    $  1,784,877
                                            ------------
             BANKS--9.4%
    49,826   BANC ONE CORPORATION ......       2,743,544
   208,286   BankAmerica Corp. .........      14,710,199
    97,200   First Union Corp. .........       5,194,125
    40,000   Morgan (J.P.) & Co., Inc. .       4,935,000
   314,532   Wells Fargo & Co. .........      11,028,278
                                            ------------
                                              38,611,146
                                            ------------
             BUILDING MATERIALS & FOREST
               PRODUCTS--1.4%
    45,130   Armstrong World Industries,
               Inc. ....................       2,039,312
    17,100   Lowe's Companies, Inc. ....       1,034,550
    45,830   Weyerhaeuser Company.......       2,543,565
                                            ------------
                                               5,617,427
                                            ------------
             BUSINESS PRODUCTS &
               SERVICES--1.7%
    50,647   Dun & Bradstreet
               Corporation..............       1,804,299
    68,416   Harland (John H.) Co. .....         885,132
    52,000   Minnesota Mining &
               Manufacturing Company....       3,679,000
    16,882   Nielsen Media Research,
               Inc. ....................         416,774
                                            ------------
                                               6,785,205
                                            ------------
             CHEMICALS--2.7%
   193,400   Air Products & Chemicals,
               Inc. ....................       6,623,950
   208,000   Cabot Corporation..........       4,420,000
                                            ------------
                                              11,043,950
                                            ------------
             CONSUMER NON-DURABLES &
               SERVICES--4.7%
   118,953*  Cendant Corp. .............       1,873,510
   283,411   Coca-Cola (The) Company....      17,394,350
                                            ------------
                                              19,267,860
                                            ------------
             CONTAINERS--0.5%
    67,148   Crown Cork & Seal Company,
               Inc. ....................       1,917,915
                                            ------------

  SHARES                                       VALUE
----------                                  ------------
             DRUGS & MEDICAL--23.6%
   243,928   Abbott Laboratories,
               Inc. ....................    $ 11,418,879
    39,177   Baxter International, Inc..       2,585,682
    96,599   IMS Health, Inc. ..........       3,199,842
   403,668   Johnson & Johnson, Inc. ...      37,818,646
   407,990   Merck & Company, Inc. .....      32,715,698
   124,000   SmithKline Beecham p.l.c.
               ADR......................       8,866,000
                                            ------------
                                              96,604,747
                                            ------------
             ELECTRICAL EQUIPMENT--6.1%
   202,185   Emerson Electric Company...      10,703,168
   128,000   General Electric Company...      14,160,000
                                            ------------
                                              24,863,168
                                            ------------
             ELECTRONICS--24.3%
    92,056   AMP, Inc. .................       4,942,256
    44,596   Hewlett-Packard Company....       3,024,166
   535,566   Intel Corp. ...............      63,799,300
    42,130   Lucent Technologies, Inc. .       4,539,508
    55,400*  Microsoft Corp. ...........       4,965,225
   119,118   Motorola, Incorporated.....       8,725,394
   159,207   Raytheon Company...........       9,333,510
                                            ------------
                                              99,329,359
                                            ------------
             ENTERTAINMENT--1.6%
   204,000   Walt Disney Company........       6,349,500
                                            ------------
             FOOD PROCESSING &
               DISTRIBUTION--2.8%
    97,500   Hershey Foods Corp. .......       5,460,000
   174,000   Philip Morris Cos., Inc. ..       6,122,625
                                            ------------
                                              11,582,625
                                            ------------
             INSURANCE & FINANCIAL--5.1%
    44,000   Aetna, Inc. ...............       3,652,000
    43,930   American Express Company...       5,161,775
    36,084   CIGNA Corp. ...............       3,024,290
    70,000   Fannie Mae.................       4,847,500
    58,176   Marsh & McLennan Companies,
               Inc. ....................       4,315,932
                                            ------------
                                              21,001,497
                                            ------------
             LODGING & RESTAURANT--2.2%
   202,468   McDonald's Corporation.....       9,174,331
                                            ------------

                      STATEMENT OF NET ASSETS (CONCLUDED)

  SHARES                                       VALUE
----------                                  ------------
COMMON STOCKS (CONTINUED)
             NATURAL GAS
               TRANSMISSION--0.2%
    24,000   Tenneco, Inc. .............    $    670,500
                                            ------------
             OFFICE EQUIPMENT--0.9%
    20,942   International Business
               Machines Corporation.....       3,711,969
                                            ------------
             PAPER--0.6%
    49,638   Consolidated Papers, Inc. ...     1,166,493
    55,432   Westvaco Corp. ............       1,164,072
                                            ------------
                                               2,330,565
                                            ------------
             PETROLEUM--2.2%
    27,000   Atlantic Richfield Co. ....       1,971,000
    34,245   Burlington Resources, Inc.        1,367,660
    77,648   Exxon Corp. ...............       5,479,037
                                            ------------
                                               8,817,697
                                            ------------
             PETROLEUM EQUIPMENT &
               SERVICES--0.9%
    60,432   Schlumberger, Ltd. ........       3,637,251
                                            ------------
             POLLUTION CONTROL--1.1%
   114,556   Browning Ferris Industries,
               Inc. ....................       4,417,566
                                            ------------
             RETAIL--GENERAL  &
               SPECIALTY--3.4%
   116,772   Albertson's, Inc. .........       6,342,179
   117,200   CVS Corp. .................       5,567,000
    27,567   Penney (J.C.) Company, Inc.       1,116,464
    35,000   Staples, Inc. .............       1,150,625
                                            ------------
                                              14,176,268
                                            ------------
             TELEPHONE UTILITIES--2.1%
   124,355   GTE Corp. .................       7,523,478
    12,500   MCI WORLDCOM, INC. ........       1,107,031
                                            ------------
                                               8,630,509
                                            ------------

  SHARES                                       VALUE
----------                                  ------------
             TRANSPORTATION--1.5%
   119,796   Burlington Northern, Inc.      $  3,938,294
    40,000   Union Pacific Corp. .......       2,137,500
                                            ------------
                                               6,075,794
                                            ------------
             Total Common Stocks
               (Cost $54,262,902).......     406,401,726
                                            ------------
   PAR
----------
SHORT-TERM OBLIGATIONS--0.7%
$3,010,000   Federal Home Loan Mortgage
               Corporation, Commercial
               Paper, 4.70%, 04/01/99
               (Cost $3,010,000)........       3,010,000
                                            ------------

TOTAL INVESTMENT IN SECURITIES
  (Cost $57,272,902).......        100.1%   409,411,726
Distributions payable......         (0.2%)   (1,056,918)
Other assets in excess of
  other liabilities........          0.1%       524,519
                                   -----   ------------
NET ASSETS (Applicable to
  1,168,400 partnership
  shares outstanding)......        100.0%  $408,879,327
                                   =====   ============

NET ASSET VALUE PER
  SHARE....................                $     349.95
                                           ============
NET ASSETS APPLICABLE TO
  SHARES OWNED BY:
Limited partners
  (1,162,995 shares).......                $406,987,858
Managing general partners
  (5,405 shares)...........                   1,891,469
                                           ------------
Total net assets
  (1,168,400 shares).......                $408,879,327
                                           ============

---------------

* Non-Income Producing

  Values for securities listed on a securities exchange are based on the last reported sale price on March 31, 1999. Securities not so listed or not traded on that date are valued at the latest bid price.

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

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                           MANAGING GENERAL PARTNERS

                              Richard C. Caldwell
                               Robert R. Fortune
                               G. Willing Pepper
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                            BlackRock Institutional
                           Management Corporation and
                      BlackRock Financial Management, Inc.
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)

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                      [CHESTNUT STREET EXCHANGE FUND LOGO]

                              First Quarter Report

                                 March 31, 1999

                            Chestnut Street Exchange
                                       Fund

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
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